Equity Incentive Plan (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Weighted-Average Black-Scholes Fair Value Assumptions
The fair value of each stock option and cash-settled SAR grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following weighted average assumptions used for grants in 2017, 2016 and 2015:

	2017	2016	2015
Expected dividends	1.27%	1.21%	1.00%
Expected term (in years)	7.79	8.71	8.96
Expected stock price volatility	26%	26%	22%
Risk-free rate	2.23%	2.02%	2.02%

Summary of Stock Option Activity
A summary of the stock option and cash-settled SAR activity for 2017, 2016 and 2015 is as follows:

	2017		2016		2015
	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price	Shares	Weighted Average Exercise Price
Outstanding at beginning of year	183,747	$38.09	49,895	$30.19	58,092	$28.52
Granted	112,333	40.87	140,997	40.36	4,333	36.23
Exercised	(5,078)	29.65	(5,545)	27.38	(10,177)	23.69
Forfeited or expired	(5,222)	39.22	(1,600)	28.44	(2,353)	28.22
Outstanding at end of year	285,780	$39.31	183,747	$38.09	49,895	$30.19
Options and cash-settled SARs exercisable at year end	42,256	$36.66	13,553	$29.29	13,085	$28.55

Summary of Information about Stock Options
The following table summarizes information about stock options and cash-settled SARs for the year ended December 31, 2017:

	Options and Cash-Settled SARs Outstanding			Options and Cash-Settled SARs Exercisable
Range of Exercise Prices	Number Outstanding at 12/31/17	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Number Exercisable at 12/31/17	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term
$22.22 - $33.56	28,751	$29.55	2.83 years	12,956	$29.01	2.42 years
$33.57 - $42.75	257,029	$40.40	8.83 years	29,300	$40.05	8.67 years
	285,780			42,256
Aggregate intrinsic value (in thousands)	$1,553			$342